Taxation (Business Tax, Related Surcharges and Value Added Tax) (Narrative) (Details) (PRC Operations [Member])	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Rate of related surcharges of BT		12.00%
VAT rate for technology development and online advertising revenues	6.00%
Minimum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate for consumer mobile security, enterprise mobility and mobile games		3.00%
Maximum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate for consumer mobile security, enterprise mobility and mobile games		5.00%